INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of difference between income taxes at effective statutory rate and provision for income taxes

	Years Ended December 31,
	2023	2022
Income tax benefit at U.S. statutory rate of 21%	$(2,360,761)	$(1,441,624)
State income taxes	(404,702)	(247,135)
Non-deductible expenses	271,648	201,521
Change in valuation allowance	2,493,815	1,487,238
Total provision for income tax	$—	$—

Schedule of net deferred tax assets

	December 31,
	2023	2022
Deferred Tax Asset (Liability):
Net operating loss carryforward	$12,318,836	$9,772,854
Intangible assets	(84,823)	(32,656)
	12,234,013	9,740,198
Valuation allowance	(12,234,013)	(9,740,198)
Net deferred tax assets	$—	$—